COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Royalties	$ 0	$ 44
Contingent liability for royalties	347
Total bank guarantees provided to customers and others	380
Israel Innovation Authority [Member]
Grants received	$ 5,543
Israel Innovation Authority [Member] | Minimum [Member]
Royalties payable, percent of sales	3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties payable, percent of sales	5.00%
Grants received percentage	100.00%